Organization and Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Organization and Basis of Presentation
Accumulated deficit	$ (40,716)		$ (40,716)		$ (40,716)	$ (35,846)
Net loss	$ 0	$ (870)	$ 0	$ (870)	$ (4,870)	$ (6,000)